Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Short-Term Bank Borrowings

As of December 31, 2025 and June 30, 2026, the bank borrowings were for working capital and capital expenditure purposes. Short-term bank borrowings consisted of the following:

	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2025	As of June, 30, 2026
			USD	USD	USD
Short-term borrowings:
China Bohai Bank(1) (4) (5)	4.80%	February, 2026	1,473,818	1,422,831	1,466,449
Agricultural Bank of China (1) (4) (5)	3.45%	August, 2026	1,473,818	1,429,981	1,473,815
Agricultural Bank of China (1) (4) (5)	3.45%	March, 2026	1,179,054	1,136,835	1,171,685
Agricultural Bank of China (1) (4) (5)	3.60%	May, 2026	2,063,345	2,001,973	2,063,345
Agricultural Bank of China (1) (4) (5)	3.50%	May, 2026	2,652,872	2,573,966	2,652,872
Bank of Ningbo(4) (5)	4.30%	August, 2025	1,473,818	1,429,981	1,473,818
Bank of Ningbo(4) (5)	4.30%	August, 2025	1,473,818	1,429,981	1,473,818
Shanghai Rural Commercial Bank(4) (5)	3.50%	October, 2026	1,473,818	1,415,681	1,459,079
Shengjing Bank (1) (4) (5)	4.00%	January, 2026	1,473,818	1,429,981	1,473,818
China Zheshang Bank(4)	3.15%	April, 2026	1,473,818	1,415,681	1,459,079
Bank of Jiangsu (1) (4) (5)	3.85%	September, 2025	736,909	714,992	736,909
Shanghai Bank (2) (4) (5)	4.00%	November, 2025	1,473,818	1,429,981	1,473,818
Bank of Jiangsu (1) (4) (5)	4.00%	July, 2025	1,473,818	1,429,981	1,473,818
Shanghai Bank (2) (4) (5)	4.00%	November, 2025	1,473,818	1,429,981	1,473,818
Bank of Nanjing (4) (5)	5.00%	December, 2025	1,473,818	1,395,661	1,438,446
China Construction Bank (1) (3) (4)	3.45%	March, 2025	3,684,554	3,551,957	3,644,733
Beijing Bank (1) (4) (5)	4.50%	September, 2025	2,947,635	2,859,962	2,947,635
Bank of Jiangsu (1) (4) (5)	4.00%	September, 2025	736,909	714,990	736,909
Total				29,214,396	30,093,864
(1)	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I.

(2)	These borrowings are pledged by the account receivables owned by Shanghai Xiao-I.

(3)

The Group is required to maintain a specified gearing ratio in accordance with the loan covenants under its agreement with China Construction Bank.

On November 27, 2025, the Shanghai Financial Court rendered a final second-instance judgment (Case No. (2025) Hu 74 Min Zhong 1485), dismissing the Company's appeal and affirming the September 1, 2025 first-instance judgment of the Shanghai Huangpu District People's Court (Case No. (2025) Hu 0101 Min Chu 16854). The judgment requires the Company to repay principal of RMB24,839,192.81 and overdue interest of RMB521,895.28 (as of August 14, 2025) plus accruing at 5.18% per annum, plus court costs of RMB171,980.81 (first instance) and RMB6,518.95 (second instance). The Bank was granted priority over 32 pledged patents (Pledge Registration No.: Y2023980033272) up to RMB52,750,000. The judgment is final and binding. The obligations are reflected in the accompanying consolidated financial statements and are not expected to have a material adverse effect on the Company's financial position.

(4)	As of June 30, 2026, all the short-term borrowings were overdue. The Group is actively engaging with the bank to discuss repayment arrangements and related solutions. None of the borrowings have been extended as of September 30, 2026.

(5)	Borrowings from China Bohai Bank, Agricultural Bank of China, Bank of Ningbo, Shanghai Rural Commercial Bank, Shengjing Bank, Bank of Jiangsu, Shanghai Bank, Bank of Nanjing, Beijing Bank are subject to litigation.

Schedule of Long-Term Bank Borrowings

Long-term bank borrowings consisted of the following:

	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2025	As of June, 30, 2026
			USD	USD	USD
Long-term borrowings:
Bank of Wenzhou	5.55%	December, 2028	1,429,603	1,387,082	1,429,603